Financial risk management - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Undated subordinated liabilities	£ 16	£ 17
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(114,561)	(105,017)
Insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(114,548)	(104,879)
Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(13)	(138)
Not later than 1 year
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(843)	(1,119)
Not later than 1 year | Insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(843)	(1,115)
Not later than 1 year | Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	0	(4)
Later than 1 year and not later than 2 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(2,112)	(756)
Later than 1 year and not later than 2 years | Insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(2,112)	(752)
Later than 1 year and not later than 2 years | Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	0	(4)
Later than 2 years and not later than 3 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(3,035)	(1,886)
Later than 2 years and not later than 3 years | Insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(3,035)	(1,882)
Later than 2 years and not later than 3 years | Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	0	(4)
Later than 3 years and not later than 4 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(3,537)	(2,625)
Later than 3 years and not later than 4 years | Insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(3,537)	(2,621)
Later than 3 years and not later than 4 years | Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	0	(4)
Later than 4 years and not later than 5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(3,667)	(3,151)
Later than 4 years and not later than 5 years | Insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(3,667)	(3,147)
Later than 4 years and not later than 5 years | Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	0	(4)
Over 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(101,367)	(95,480)
Over 5 years £m | Insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(101,354)	(95,362)
Over 5 years £m | Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	£ (13)	£ (118)